Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 41,288	€ 42,084
Acquisitions	4,289	8,390
Disposals	(4,654)	(6,687)
Translation differences	533	(2,178)
Fair value adjustment and financial updates	(280)	(296)
Others movements	0	(25)
Financial liabilities, ending balance	41,176	41,288
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	2,406	3,360
Acquisitions	299	60
Disposals	(255)	(1,008)
Translation differences	4	(6)
Fair value adjustment and financial updates	0	0
Others movements	0	0
Financial liabilities, ending balance	2,454	2,406
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	8,900	11,397
Acquisitions	3,465	4,209
Disposals	(4,161)	(6,241)
Translation differences	80	(699)
Fair value adjustment and financial updates	10	(16)
Others movements	261	(250)
Financial liabilities, ending balance	€ 8,555	€ 8,900